Finance Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Income [Abstract]
Summary of Finance Income

Finance income are as follows:

	For the years ended December 31,
	2022	2021	2020
	(EUR thousand)
Interest income from banks deposits	648	538	352
Income from financial discounts	8	18	17
Interest income on loans to associates	—	10	20
Other financial income	96	57	295
Gain from the sale of an associate	—	12,258	—
Foreign currency exchange rate gains	19,995	7,588	11,585
Derivatives revaluation	3,551	950	2,007
Other fair value adjustments	752	290	650
Total finance income	25,050	21,709	14,926